Fair Value Financial Assets and Liabilities (Details) - Schedule of significant unobservable inputs used in level 3 fair value measurements - Level 3 Fair Value Measurements [Member]	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Earning growth factor [Member]
Fair Value Financial Assets and Liabilities (Details) - Schedule of significant unobservable inputs used in level 3 fair value measurements [Line Items]
Weighted average	3.79%	4.00%
Fair value sensitivity	5% increase or decrease in the factor would result in an increase (decrease) in fair value of S/131,580,000 and (S/456,870,000), respectively.	5% increase or decrease in the factor would result in an increase (decrease) in fair value of S/11,012,000 and (S/11,381,000), respectively.
WACC discount rate [Member]
Fair Value Financial Assets and Liabilities (Details) - Schedule of significant unobservable inputs used in level 3 fair value measurements [Line Items]
Weighted average	8.53%	8.90%
Fair value sensitivity	10% increase or decrease in the discount rate would result in an increase (decrease) in fair value at (S/390,352,000) and S/169,179,000, respectively.	10% increase or decrease in the discount rate would result in an increase (decrease) in fair value at (S/11,222,000) and S/15,352,000, respectively.